COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Aggregate Future Minimum Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2013	$ 1,814
2014	828
2015	517
2016	452
2017	456
Total	$ 4,067